Related Party Balances and Transactions - Schedule of Amount Due from Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Apr. 22, 2014	Dec. 31, 2013
Amount due from a related party-current
Amount due from an ordinary shareholder			$ 198
Amount due to related parties-current
Amount due to ordinary shareholders	$ 6,450	$ 6,450